Derivative Instruments and Fair Value Measurements (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Margin Accounts [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	$ 100,675	$ 439,578	$ 1,062,439
Margin Accounts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0
Margin Accounts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	100,675	439,578
Margin Accounts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0
Margin Accounts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		0	0
Margin Accounts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		439,578	1,062,439
Margin Accounts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		0	0
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(122,861)	(112,299)	(94,882)
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(122,861)	(112,124)
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		(112,299)	(94,882)
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		0	0
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		0	0
Forward Freight Agreements [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)			944,225
Forward Freight Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)			944,225
Forward Freight Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)			0
Forward Freight Agreements [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)			0
Fuel Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(567,740)
Fuel Swap Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	(567,740)	(1,391,195)
Fuel Swap Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	0	0
Fuel Swap Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)	$ 0	0
Fuel Swap Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		0	0
Fuel Swap Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		0	0
Fuel Swap Contracts [Member] | Fuel [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		(478,705)	(209,506)
Fuel Swap Contracts [Member] | Fuel [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair Value, Net Asset (Liability)		$ (478,705)	$ (209,506)